Consolidated Statements of Stockholders' (Deficit) Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2017	$ 42,287	$ 5,200	$ 23,746,430	$ (23,784,568)	$ 9,349
Balance, shares at Mar. 31, 2017	42,287,499	5,200,000
Common stock issued for cash	$ 3,097		962,895		965,992
Common stock issued for cash, shares	3,096,698
Common stock issued for services	$ 533		447,009		447,542
Common stock issued for services, shares	533,010
Common stock issued for officer compensation	$ 233		170,542		170,775
Common stock issued for officer compensation, shares	233,000
Common stock issued for employee compensation
Common stock issued for employee compensation, shares
Common stock returned to company
Net Loss				(1,713,639)	(1,713,639)
Balance at Mar. 31, 2018	$ 46,150	$ 5,200	25,326,876	(25,498,207)	(119,981)
Balance, shares at Mar. 31, 2018	46,150,207	5,200,000
Common stock issued for cash	$ 5,180		1,559,014		1,564,194
Common stock issued for cash, shares	5,180,093
Common stock issued for services	$ 75		57,345		57,420
Common stock issued for services, shares	75,000
Common stock issued for officer compensation	$ 495		423,559		424,054
Common stock issued for officer compensation, shares	494,500
Common stock issued for employee compensation	$ 31		24,052		24,083
Common stock issued for employee compensation, shares	30,600
Common stock returned to company
Common stock duplicated to be cancelled	$ 275		(275)
Common stock duplicated to be cancelled, shares	275,000
BCF Intrinsic value on Convertible Note 1-GHS			58,916		58,916
Net Loss				(2,215,345)	(2,215,345)
Balance at Mar. 31, 2019	$ 52,206	$ 5,200	27,449,487	(27,713,552)	(206,659)
Balance, shares at Mar. 31, 2019	52,205,400	5,200,000
Common stock issued for cash
Common stock issued for cash, shares
Common stock issued for services
Common stock issued for services, shares
Common stock issued for officer compensation	$ 123		89,667		89,790
Common stock issued for officer compensation, shares	123,000
Common stock issued for employee compensation
Common stock issued for employee compensation, shares
Common stock returned to company
BCF Intrinsic value on Convertible Note 2-GHS			38,372
BCF Intrinsic value on Convertible Note 3-GHS			52,067
BCF Intrinsic value on Convertible Note 4-GHS			52,067
Net Loss				(506,697)	(506,697)
Balance at Jun. 30, 2019	$ 52,329	$ 5,200	$ 27,681,660	$ (28,220,249)	$ (481,060)
Balance, shares at Jun. 30, 2019	52,328,400	5,200,000